Property and equipment, net (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 35,348	¥ 256,508	¥ 146,013
Impairment loss		¥ 0	¥ 0